Consolidated Statements of Financial Position - CAD ($)	Sep. 30, 2021	Dec. 31, 2020
CURRENT
Cash	$ 33,803	$ 476
GST Recoverable	7,674	12,044
Deferred Loss on Derivatives	211,653	280,637
Total Assets	253,130	293,157
CURRENT
Trade and Other Payables	135,214	147,597
Convertible Promissory Notes - Liability Component	82,413	91,721
Derivative Liability	371,161	1,610,858
Promissory Notes	11,738	11,904
Total Liabilities	600,526	1,862,080
SHAREHOLDERS' (DEFICIENCY)
Share Capital	10,453,072	8,876,281
Reserves	60,000	60,000
Accumulated Deficit	(10,860,468)	(10,505,204)
Total Shareholders' Deficiency	(347,396)	(1,568,923)
Total liabilities and shareholders' equity (deficiency)	$ 253,130	$ 293,157